FINANCIAL INSTRUMENTS - Maturity Date and Principal Amount of the Company's Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) oz
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 1,547.8
2022 Prepay Arrangements
Disclosure of detailed information about financial instruments [line items]
Sales arrangement, deferred delivery, amount of ounces | oz	6,250
2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 590.8
2024 | 2022 Prepay Arrangements
Disclosure of detailed information about financial instruments [line items]
Sales arrangement, deferred delivery, amount of ounces | oz	143,750
2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 42.4
2025 | 2022 Prepay Arrangements
Disclosure of detailed information about financial instruments [line items]
Sales arrangement, deferred delivery, amount of ounces | oz	6,250
2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 27.0
2027 onwards
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Current financial assets at amortised cost	887.6
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	317.6
Accounts Payable And Accrued Liabilities | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	317.6
Accounts Payable And Accrued Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts Payable And Accrued Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts Payable And Accrued Liabilities | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Gold bullion option contracts per ounce
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	251.6
Gold bullion option contracts per ounce | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	240.7
Gold bullion option contracts per ounce | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	10.9
Gold bullion option contracts per ounce | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Gold bullion option contracts per ounce | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	121.3
Lease liabilities | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	27.6
Lease liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	29.9
Lease liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	26.2
Lease liabilities | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	37.6
Equipment loans
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	7.3
Equipment loans | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	4.9
Equipment loans | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1.6
Equipment loans | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.8
Equipment loans | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit Facility | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit Facility | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit Facility | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit Facility | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Senior Notes
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Senior Notes | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Senior Notes | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Senior Notes | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Senior Notes | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Term Loan
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	400.0
Term Loan | 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2027 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 400.0